Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses [Line Items]
Accrued expenses	$ 123,037	$ 117,473
Accrued Production Expenses
Accrued Expenses [Line Items]
Accrued expenses	28,286	30,904
Accrued Personnel Expenses
Accrued Expenses [Line Items]
Accrued expenses	32,169	31,487
Accrued Logistics Costs
Accrued Expenses [Line Items]
Accrued expenses	19,699	13,190
Accrued Variable Consideration
Accrued Expenses [Line Items]
Accrued expenses	15,575	12,314
Accrued Marketing and Sales Expenses
Accrued Expenses [Line Items]
Accrued expenses	6,279	7,678
Other Accrued Expenses
Accrued Expenses [Line Items]
Accrued expenses	$ 21,029	$ 21,900